Long-Term Debt - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2026 USD ($)
Debt Instrument [Line Items]
Subordinated debt, debt raised during the year	₨ 7,000.0	₨ 8,570.0
Other long term debt, debt raised during the year	853,672.1	652,656.3
Perpetual debt, debt raised during the year	0.0	0.0
Other long-term debt	4,686,148.0	5,436,429.4	$ 49,943.0
Foreign currency borrowings
Debt Instrument [Line Items]
Other long-term debt	714,741.6	856,647.3
Functional currency borrowings
Debt Instrument [Line Items]
Other long-term debt	₨ 3,971,406.3	₨ 4,579,782.1